Partners' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Partners' Equity
Schedule of cash distributions

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
			Total	$16,134